Revenue - Deferred revenue balances (Details) - CNY (¥) ¥ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Deferred revenue from contracts with customers
Upfront franchise fees	¥ 453,555		¥ 420,421
Advances from sales of hotel supplies and other products	213,682		238,739
Loyalty program	44,155		44,787
Others	70,417		71,574
Contract liabilities	781,809		¥ 775,521
Recognized revenues which were included in deferred revenue	¥ 181,955	¥ 64,502